Significant Accounting Policies - Summary of Net Income Per Share of Common Stock (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member] | Redeemable Common Stock [Member]
Numerator [Abstract]
Net (loss) income allocable	$ (5,571,661)	$ (153,400)	$ (2,167,037)	$ 7,243,954	$ (2,072,758)	$ 3,301,319
Denominator [Abstract]
Weighted average shares outstanding, basic	8,169,859	28,750,000	12,660,640	28,750,000	28,750,000	24,417,808
Weighted average shares outstanding, diluted	8,169,859	28,750,000	12,660,640	28,750,000	28,750,000	24,417,808
Basic, net (loss) income per share	$ (0.68)	$ (0.01)	$ (0.17)	$ 0.25	$ (0.07)	$ 0.14
Diluted, net (loss) income per share	$ (0.68)	$ (0.01)	$ (0.17)	$ 0.25	$ (0.07)	$ 0.14
Common Class B [Member] | Non Redeemable Common Stock [Member]
Numerator [Abstract]
Net (loss) income allocable					$ (518,190)	$ 971,759
Denominator [Abstract]
Weighted average shares outstanding, basic					7,187,500
Weighted average shares outstanding, diluted						7,187,500
Basic, net (loss) income per share					$ (0.07)	$ 0.14
Diluted, net (loss) income per share					$ (0.07)	$ 0.14
Common Class A And Class B [Member] | Non Redeemable Common Stock [Member]
Numerator [Abstract]
Net (loss) income allocable	$ (4,901,714)	$ (38,350)	$ (1,230,237)	$ 1,810,988
Denominator [Abstract]
Weighted average shares outstanding, basic	7,187,500	7,187,500	7,187,500	7,187,500
Weighted average shares outstanding, diluted	7,187,500	7,187,500	7,187,500	7,187,500
Basic, net (loss) income per share	$ (0.68)	$ (0.01)	$ (0.17)	$ 0.25
Diluted, net (loss) income per share	$ (0.68)	$ (0.01)	$ (0.17)	$ 0.25